UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Robert T. Burns, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	November 30, 2019

Date of reporting period:	February 28, 2019

Item 1. Schedule of Investments:

Putnam Intermediate-Term Municipal Income Fund
The fund's portfolio
2/28/19 (Unaudited)
Key to holding's abbreviations
ABAG — Association Of Bay Area Governments
AMBAC — AMBAC Indemnity Corporation
BAM — Build America Mutual
COP — Certificates of Participation
FGIC — Financial Guaranty Insurance Company
FRN — Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
G.O. Bonds — General Obligation Bonds
NATL — National Public Finance Guarantee Corp.
PSFG — Permanent School Fund Guaranteed
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index rate, which was 1.74% as of the close of the reporting period.

MUNICIPAL BONDS AND NOTES (100.2%)(a)
	Rating(RAT)	Principal amount	Value
Alabama (2.1%)
Black Belt Energy Gas Dist. Mandatory Put Bonds (12/1/23), Ser. A, 4.00%, 12/1/48	A3	$100,000	$105,377
Jefferson, Cnty. Rev. Bonds, (Warrents), 5.00%, 9/15/29	AA	100,000	117,314

			222,691
Arizona (2.1%)
AZ State Indl. Dev. Auth. Ed. 144A Rev. Bonds, (BASIS Schools, Inc.), Ser. A, 4.00%, 7/1/21	BB	50,000	50,507
AZ State Lottery Rev. Bonds, 5.00%, 7/1/25	AA+	150,000	172,391

			222,898
California (10.9%)
ABAG Fin. Auth. for Nonprofit Corps. Rev. Bonds, (Episcopal Sr. Cmntys.), 5.00%, 7/1/22	A-/F	50,000	55,108
CA Hlth. Fac. Fin. Auth. Rev. Bonds, (Adventist Hlth. Syst./West), Ser. A, 4.00%, 3/1/33	A	110,000	114,113
CA Statewide Cmnty. Dev. Auth. Rev. Bonds, (Viamonte Senior Living 1, Inc.), Ser. B, 3.00%, 7/1/25	AA-	200,000	203,356
Los Angeles Cnty., Fac. Inc. Lease Rev. Bonds, (Vermont Corridor Cnty., Admin. Bldg.), Ser. A, 5.00%, 12/1/37	AA	205,000	239,126
Los Angeles, Dept. of Arpt. Rev. Bonds, Ser. C, 5.00%, 5/15/38	Aa3	300,000	340,533
San Mateo, Union High School Dist. COP, (Phase I), Ser. B, AMBAC, U.S. Govt. Coll., stepped-coupon zero % (5.00%, 12/15/19), 12/15/43(STP) (Prerefunded 12/15/24)	AAA/P	160,000	181,243

			1,133,479
Colorado (3.8%)
CO State Hlth. Fac. Auth. Rev. Bonds, (Evangelical Lutheran Good Samaritan Society Oblig. Group (The)), 5.00%, 12/1/22	BBB	75,000	81,173
E-470 CO Pub. Hwy. Auth. FRN Mandatory Put Bonds (9/1/21), Ser. B, 2.72%, 9/1/39	A2	100,000	100,992
High Plains Co. Metro. Dist. G.O. Bonds, NATL, 5.00%, 12/1/29	Baa2	100,000	117,036
Southlands, Metro. Dist. No. 1 G.O. Bonds, Ser. A-1, 3.50%, 12/1/27	Ba1	100,000	98,808

			398,009
Florida (2.1%)
Broward Cnty., Arpt. Syst. Rev. Bonds, Ser. A , 5.00%, 10/1/25	A1	100,000	116,707
Martin Cnty., Rev. Bonds, (Indiantown Cogeneration), 4.20%, 12/15/25	BBB+	100,000	101,287

			217,994
Georgia (5.0%)
Burke Cnty., Dev. Auth. Poll. Control Mandatory Put Bonds (8/22/19), (GA Pwr. Co. (Plant Vogtle)), 1.85%, 12/1/49	A-	150,000	149,805
Gainesville & Hall Cnty., Dev. Auth. Edl. Fac. Rev. Bonds, (Riverside Military Academy), 5.00%, 3/1/27	BBB-/F	100,000	108,139
Main St. Natural Gas, Inc. Rev. Bonds, Ser. B, 5.00%, 3/15/21	A3	50,000	52,751
Main St. Natural Gas, Inc. Gas Supply Rev. Bonds, Ser. A, 5.00%, 5/15/21	A-/F	200,000	211,430

			522,125
Illinois (11.5%)
Chicago, G.O. Bonds, Ser. A, 4.00%, 1/1/24	BBB+	75,000	77,135
Chicago, Board of Ed. G.O. Bonds
Ser. E, 5.00%, 12/1/21	B+	50,000	52,048
(School Reform), Ser. A, NATL, zero %, 12/1/21	Baa2	100,000	91,960
Chicago, O'Hare Intl. Arpt. Rev. Bonds
Ser. C, 5.25%, 1/1/27	A2	100,000	110,243
Ser. C, 5.00%, 1/1/23	A	100,000	110,414
Ser. A, 5.00%, 1/1/22	A2	75,000	80,974
Chicago, Waste Wtr. Transmission Rev. Bonds, Ser. C, 5.00%, 1/1/26	A	50,000	56,310
Chicago, Wtr. Wks Rev. Bonds, 5.00%, 11/1/30	A	100,000	112,864
IL State G.O. Bonds
5.00%, 2/1/26	Baa3	100,000	108,423
5.00%, 7/1/23	Baa3	50,000	53,290
Ser. A, 5.00%, 4/1/21	Baa3	100,000	104,558
IL State Fin. Auth. Rev. Bonds
(Presbyterian Homes Oblig. Group), Ser. A, 5.00%, 11/1/31	A-/F	100,000	111,300
(Riverside Hlth. Syst.), 5.00%, 11/15/22	A+	45,000	49,912
Railsplitter, Tobacco Settlement Auth. Rev. Bonds
5.25%, 6/1/21	A	20,000	21,396
5.25%, 6/1/20	A	50,000	51,986

			1,192,813
Indiana (1.1%)
Whiting, Env. Fac. Mandatory Put Bonds (11/1/22), (BP Products North America, Inc.), 5.00%, 11/1/45	A1	100,000	109,042

			109,042
Kentucky (2.4%)
KY State Econ. Dev. Fin. Auth. Rev. Bonds, (Owensboro Hlth.), Ser. A, 5.00%, 6/1/20	Baa3	30,000	30,890
KY State Pub. Energy Auth. Gas Supply Mandatory Put Bonds (1/1/25), Ser. B, 4.00%, 1/1/49	A1	200,000	214,734

			245,624
Maryland (0.8%)
MD Econ. Dev. Corp. Rev. Bonds, (Towson U. Sr. Student Hsg.), 4.00%, 7/1/20	BBB	85,000	87,059

			87,059
Massachusetts (0.7%)
MA State Hlth. & Edl. Fac. Auth. Rev. Bonds, (Partners Hlth. Care Syst.), 4.00%, 7/1/19	Aa3	15,000	15,112
MA State Tpk. Auth. Rev. Bonds, Ser. A, FGIC, 5.125%, 1/1/23 (Escrowed to maturity)	Aaa	50,000	54,684

			69,796
Michigan (1.6%)
MI State Fin. Auth. Rev. Bonds
(Local Govt. Loan Program-Pub. Ltg. Auth.), Ser. B, 5.00%, 7/1/29	BB+	100,000	109,953
(Local Govt. Loan Program - Detroit Wtr. & Swr. Dept. (DWSD)), Ser. C, 5.00%, 7/1/26	A	50,000	57,569

			167,522
Minnesota (0.5%)
Deephaven, Charter School Lease Rev. Bonds, (Eagle Ridge Academy), Ser. A, 4.40%, 7/1/25	BB+	50,000	51,367

			51,367
Mississippi (2.4%)
MS State Bus. Fin. Commission Gulf Opportunity Zone VRDN, (Chevron USA, Inc.), Ser. E, 1.69%, 12/1/30	VMIG 1	250,000	250,000

			250,000
Missouri (1.0%)
Cape Girardeau Cnty., Indl. Dev. Auth. Rev. Bonds, (SoutheastHEALTH Oblig. Group), Ser. A, 5.00%, 3/1/20	Baa3	100,000	102,612

			102,612
Nevada (0.2%)
Las Vegas, Special Assmt. Bonds, (Dist. No. 607 Local Impt.), 5.00%, 6/1/24	BBB-/P	20,000	21,179

			21,179
New Jersey (2.1%)
NJ State Econ. Dev. Auth. Rev. Bonds, Ser. B, 5.00%, 11/1/26	Baa1	100,000	113,631
NJ State Hlth. Care Fac. Fin. Auth. Rev. Bonds
5.00%, 9/15/23	Baa1	75,000	82,430
(Holy Name Med. Ctr.), 4.50%, 7/1/20	Baa2	25,000	25,718

			221,779
New Mexico (0.9%)
Farmington, Poll. Control Mandatory Put Bonds (10/1/21), (Public Svcs. Co. of NM), 1.875%, 4/1/33	BBB+	100,000	97,619

			97,619
New York (12.5%)
Metro. Trans. Auth. Rev. Bonds, (Green Bonds), Ser. C-1, 4.00%, 11/15/32	A1	100,000	107,469
MTA Hudson Rail Yards Trust Oblig. Rev. Bonds, Ser. A, 5.00%, 11/15/46	A2	100,000	101,651
NY City, Transitional Fin. Auth. Rev. Bonds, Ser. A-1, 5.00%, 5/1/37	AAA	400,000	455,436
Triborough Bridge & Tunnel Auth. VRDN, Ser. F, 1.71%, 11/1/32	VMIG 1	520,000	520,000
TSASC, Inc. Rev. Bonds, Ser. A, 5.00%, 6/1/26	A	100,000	114,962

			1,299,518
Ohio (6.7%)
Carlisle, Local School Dist. G.O. Bonds, (School Impt.), 4.00%, 12/1/31	AA	100,000	106,459
Hamilton Cnty., Hlth. Care Rev. Bonds, (Life Enriching Cmntys.), 4.00%, 1/1/21	BBB-/F	50,000	50,764
Lorain Cnty., Port Auth. Econ. Dev. Facs. Rev. Bonds, (Kendal at Oberlin), 5.00%, 11/15/23	A-	50,000	56,063
OH State G.O. Bonds, (Infrastructure Impt.), Ser. A, 4.00%, 2/1/33	Aa1	250,000	261,058
OH State Hosp. Rev. Bonds, (U. Hosp. Hlth. Syst.), Ser. A, 5.00%, 1/15/31	A2	100,000	112,657
Warren Cnty., Hlth. Care Fac. Rev. Bonds, (Otterbein Homes Oblig. Group), Ser. A, 5.00%, 7/1/40	A	100,000	107,881

			694,882
Oregon (2.4%)
Gilliam Cnty., Solid Waste Disp. 144A Mandatory Put Bonds (5/1/19), (Waste Mgt., Inc.), Ser. A, 2.25%, 8/1/25	A-	250,000	250,018

			250,018
Pennsylvania (12.7%)
Allegheny Cnty., Hosp. Dev. Auth. Rev. Bonds, (Allegheny Hlth. Network Oblig. Group), Ser. A, 5.00%, 4/1/32	A	200,000	229,272
Chester Cnty., Indl. Dev. Auth. Student Hsg. Rev. Bonds, (U. Student Housing, LLC), 3.00%, 8/1/19	Baa3	100,000	100,082
Cumberland Cnty., Muni. Auth. Rev. Bonds, (Diakon Lutheran Social Ministries), 5.00%, 1/1/32	BBB+/F	100,000	109,109
East Hempfield Twp., Indl. Dev. Auth. Rev. Bonds, (Millersville U. Student Hsg. & Svcs., Inc.), 5.00%, 7/1/30	Baa3	40,000	42,370
PA State COP, Ser. A, 5.00%, 7/1/30	A2	175,000	203,238
PA State Econ. Dev. Fin. Auth. Solid Waste Disp. Mandatory Put Bonds (8/3/20), (Waste Mgt., Inc.), Ser. A, 1.70%, 8/1/37	A-	200,000	198,344
PA State Hsg. Fin. Agcy. Rev. Bonds, Ser. 115A, 3.35%, 10/1/23	AA+	100,000	102,693
PA State Pub. School Bldg. Auth. Rev. Bonds, (Northampton Cnty. Area Cmnty. College Foundation), Ser. A, BAM, 5.00%, 6/15/28	AA	50,000	54,409
PA State Tpk. Comm. Rev. Bonds, Ser. B-1, 5.00%, 6/1/29	A3	100,000	115,802
Philadelphia, Auth for Indl. Dev. City Agreement Rev. Bonds, (Cultural & Coml. Corridors Program), Ser. A, 5.00%, 12/1/23	A2	100,000	112,701
West Shore Area Auth. Rev. Bonds, (Messiah Village Lifeways Oblig. Group), Ser. A, 5.00%, 7/1/25	BBB-/F	50,000	54,516

			1,322,536
Puerto Rico (1.2%)
Cmnwlth. of PR, Elec. Pwr. Auth. Rev. Bonds, Ser. VV, NATL, 5.25%, 7/1/26	Baa2	115,000	123,194

			123,194
South Carolina (1.0%)
SC State Pub. Svcs. Auth. Rev. Bonds, (Santee Cooper), Ser. B, 5.00%, 12/1/38	A+	100,000	107,209

			107,209
Texas (10.4%)
Arlington, Higher Ed. Fin. Corp. Rev. Bonds, (Uplift Ed.), Ser. A, PSFG
4.00%, 12/1/31	AAA	200,000	213,836
4.00%, 12/1/31	AAA	165,000	176,936
Clifton, Higher Ed. Fin. Corp. Rev. Bonds, (IDEA Pub. Schools), PSFG, 4.00%, 8/15/30	AAA	250,000	273,218
Dallas-Fort Worth, Intl. Arpt. Rev. Bonds, Ser. B, 4.50%, 11/1/45	A+	200,000	207,742
Houston, Arpt. Syst. Rev. Bonds, Ser. C, 5.00%, 7/15/20	BB	100,000	103,131
TX Private Activity Surface Trans. Corp. Rev. Bonds, (LBJ Infrastructure), 7.00%, 6/30/40	Baa3	100,000	106,231

			1,081,094
Washington (1.0%)
WA State Hlth. Care Fac. Auth. Mandatory Put Bonds (7/1/22), (Fred Hutchinson Cancer Research Ctr.), Ser. B, 2.77%, 1/1/42	A+	100,000	101,236

			101,236
Wisconsin (1.1%)
Pub. Fin. Auth. Rev. Bonds, (Denver Intl. Arpt. Great Hall), 5.00%, 9/30/25	BBB-	100,000	113,797

			113,797
TOTAL INVESTMENTS

Total investments (cost $10,295,921)			$10,427,092

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from December 1, 2018 through February 28, 2019 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $10,409,834.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index, 1 Month US LIBOR or 3 Month US LIBOR rates, which were 1.74%, 2.49% and 2.62%, respectively, as of the close of the reporting period.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Transportation	21.5%
	Healthcare	13.5
	State debt	10.9
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$10,427,092	$—

Totals by level	$—	$10,427,092	$—

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: April 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: April 26, 2019

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: April 26, 2019